Accounts and notes receivables, net - Additional information (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Accounts and notes receivables, net
Allowance for doubtful accounts	¥ 1,840	¥ 135
Write-off of bad debt allowance	¥ 770	¥ 0